SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Subsequent to June 30, 2021, the Company completed various private placements whereby a total of 5,458,810 common shares were issued at a price of $0.25 per share for a total value of $1,364,703.